Business segment information	6 Months Ended
Jun. 30, 2026
Business segment information
Business segment information

3) Business segment information

Description of the business segments

Financial information by business segment is reported in accordance with the internal reporting system and shows internal segment information that is used to manage and measure the performance of TotalEnergies and which is reviewed by the main operational decision-making body of TotalEnergies, namely the Executive Committee.

The operational profit and assets are broken down by business segment prior to the consolidation and inter-segment adjustments.

Sales prices for transactions between business segments approximate market prices.

The reporting structure for the business segments’ financial information is based on the following five business segments:

-	An Exploration & Production segment that encompasses the activities of exploration and production of oil and natural gas, as well as carbon storage activities, conducted in about 50 countries;
-

An Integrated LNG segment covering the integrated gas chain (including upstream and midstream LNG activities), biogas and synthetic methane activities, gas trading, as well as, from January 1, 2026, the LNG bunkering activity previously reported within the Marketing & Services segment;

-	An Integrated Power segment covering generation, storage, electricity trading and B2B-B2C distribution of gas and electricity;
-

A Refining & Chemicals segment constituting a major industrial hub comprising the activities of refining, petrochemicals and specialty chemicals. This segment also includes the activities of oil supply, trading and marine shipping, as well as hydrogen activities;

-	A Marketing & Services segment including the global activities of supply and marketing in the field of petroleum products.

In addition the Corporate segment includes holdings operating and financial activities.

Definition of the indicators

Adjusted Net Operating Income

TotalEnergies measures performance at the segment level on the basis of adjusted net operating income. Adjusted net operating income comprises operating income of the relevant segment after deducting the amortization and the depreciation of intangible assets other than mineral interest, translation adjustments and gains or losses on the sale of assets, as well as all other income and expenses related to capital employed (dividends from non-consolidated companies, income from equity affiliates and capitalized interest expenses) and after income taxes applicable to the above, excluding the effect of the adjustments describe below.

The income and expenses not included in net operating income adjusted that are included in net income TotalEnergies share are interest expenses related to net financial debt, after applicable income taxes (net cost of net debt), non-controlling interests, and the adjusted items.

Adjustment items include:

a)	Special items

Due to their unusual nature or particular significance, certain transactions qualifying as “special items” are excluded from the business segment figures. In general, special items relate to transactions that are significant, infrequent or unusual. However, in certain instances, transactions such as restructuring costs or assets disposals, which are not considered to be representative of the normal course of business, may qualify as special items although they may have occurred in prior years or are likely to occur in following years.

b)	The inventory valuation effect

In accordance with IAS 2, TotalEnergies values inventories of petroleum products in its financial statements according to the First-in, First-Out (FIFO) method and other inventories using the weighted-average cost method. Under the FIFO method, the cost of inventory is based on the historic cost of acquisition or manufacture rather than the current replacement cost. In volatile energy markets, this can have a significant distorting effect on the reported income. Accordingly, the adjusted results of the Refining & Chemicals and Marketing & Services segments are presented according to the replacement cost method. This method is used to assess the segments’ performance and facilitate the comparability of the segments’ performance with those of its main competitors.

In the replacement cost method, which approximates the Last-In, First-Out (LIFO) method, the variation of inventory values in the statement of income is, depending on the nature of the inventory, determined using either the month-end prices differential between one period and another or the average prices of the period rather than the historical value. The inventory valuation effect is the difference between the results under the FIFO and the replacement cost method.

c)	Effect of changes in fair value

The effect of changes in fair value presented as an adjustment item reflects for trading inventories and storage contracts, differences between internal measures of performance used by TotalEnergies’ Executive Committee and the accounting for these transactions under IFRS.

IFRS requires that trading inventories be recorded at their fair value using period end spot prices. In order to best reflect the management of economic exposure through derivative transactions, internal indicators used to measure performance include valuations of trading inventories based on forward prices.

TotalEnergies, in its trading activities, enters into storage contracts, whose future effects are recorded at fair value in TotalEnergies’ internal economic performance. IFRS precludes recognition of this fair value effect.

Furthermore, TotalEnergies enters into derivative instruments to risk manage certain operational contracts or assets. Under IFRS, these derivatives are recorded at fair value while the underlying operational transactions are recorded as they occur. Internal indicators defer the fair value on derivatives to match with the transaction occurrence.

3.1) Information by business segment

1st half 2026	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	2,949	4,810	9,287	52,972	45,911	5	-	115,934
Intersegment sales	18,224	5,068	2,238	19,273	379	74	(45,256)	-
Excise taxes	-	-	-	(331)	(8,990)	-	-	(9,321)
Revenues from sales	21,173	9,878	11,525	71,914	37,300	79	(45,256)	106,613
Operating expenses	(6,918)	(7,621)	(10,815)	(66,476)	(35,458)	(564)	45,256	(82,596)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,885)	(834)	(237)	(807)	(463)	(55)	-	(6,281)
Net income (loss) from equity affiliates and other items	678	1,220	(511)	429	(34)	(28)	-	1,754
Tax on net operating income	(4,996)	(483)	(89)	(955)	(430)	(87)	-	(7,040)
Adjustments (a)	245	35	(1,205)	706	153	(71)	-	(137)
Adjusted net operating income	5,807	2,125	1,078	3,399	762	(584)	-	12,587
Adjustments (a)								(137)
Net cost of net debt								(1,043)
Non-controlling interests								(159)
Net income - TotalEnergies share								11,248

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

The management of balance sheet positions (including margin calls) related to centralized markets access for LNG, gas and power activities has been fully included in the Integrated LNG segment.

Effects of changes in the fair value of gas and LNG positions are allocated to the net operating income of Integrated LNG segment.

Effects of changes in the fair value of power positions are allocated to the net operating income of Integrated Power segment.

1st half 2026	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	5,142	1,523	2,320	1,001	349	138	-	10,473
Total divestments	922	115	1,574	43	230	1	-	2,885
Cash flow from operating activities	8,515	1,017	(384)	5,129	1,617	(1,675)	-	14,219

1st half 2025	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	2,938	5,674	9,925	44,386	38,945	13	-	101,881
Intersegment sales	17,589	5,121	1,385	13,817	333	57	(38,302)	-
Excise taxes	-	-	-	(366)	(8,940)	-	-	(9,306)
Revenues from sales	20,527	10,795	11,310	57,837	30,338	70	(38,302)	92,575
Operating expenses	(8,377)	(8,588)	(10,664)	(56,643)	(29,125)	(494)	38,302	(75,589)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,928)	(788)	(183)	(859)	(441)	(57)	-	(6,256)
Net income (loss) from equity affiliates and other items	191	1,143	384	(50)	103	(71)	-	1,700
Tax on net operating income	(4,121)	(441)	(100)	(95)	(266)	131	-	(4,892)
Adjustments (a)	(133)	(214)	(333)	(500)	(43)	(45)	-	(1,268)
Adjusted net operating income	4,425	2,335	1,080	690	652	(376)	-	8,806
Adjustments (a)								(1,268)
Net cost of net debt								(871)
Non-controlling interests								(129)
Net income - TotalEnergies share								6,538

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

The management of balance sheet positions (including margin calls) related to centralized markets access for LNG, gas and power activities has been fully included in the Integrated LNG segment.

Effects of changes in the fair value of gas and LNG positions are allocated to the net operating income of Integrated LNG segment.

Effects of changes in the fair value of power positions are allocated to the net operating income of Integrated Power segment.

1st half 2025	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	6,233	1,779	3,439	593	406	120	-	12,570
Total divestments	438	35	405	48	135	15	-	1,076
Cash flow from operating activities	6,941	2,282	400	(1,096)	1,196	(1,200)	-	8,523

2nd quarter 2026	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	1,830	1,880	3,846	28,792	25,422	1	-	61,771
Intersegment sales	9,221	2,258	1,511	11,058	260	41	(24,349)	-
Excise taxes	-	-	-	(164)	(4,510)	-	-	(4,674)
Revenues from sales	11,051	4,138	5,357	39,686	21,172	42	(24,349)	57,097
Operating expenses	(3,629)	(3,469)	(5,105)	(37,806)	(20,465)	(316)	24,349	(46,441)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,920)	(413)	(74)	(404)	(233)	(31)	-	(3,075)
Net income (loss) from equity affiliates and other items	292	767	302	204	86	(31)	-	1,620
Tax on net operating income	(2,570)	(167)	(36)	(259)	(183)	12	-	(3,203)
Adjustments (a)	(7)	49	(89)	(379)	(123)	(48)	-	(597)
Adjusted net operating income	3,231	807	533	1,800	500	(276)	-	6,595
Adjustments (a)								(597)
Net cost of net debt								(523)
Non-controlling interests								(37)
Net income - TotalEnergies share								5,438

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

The management of balance sheet positions (including margin calls) related to centralized markets access for LNG, gas and power activities has been fully included in the Integrated LNG segment.

Effects of changes in the fair value of gas and LNG positions are allocated to the net operating income of Integrated LNG segment.

Effects of changes in the fair value of power positions are allocated to the net operating income of Integrated Power segment.

2nd quarter 2026	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	2,282	874	1,419	385	197	94	-	5,251
Total divestments	460	(36)	1,356	20	178	(3)	-	1,975
Cash flow from operating activities	5,546	2,137	(239)	3,565	549	(700)	-	10,858

2nd quarter 2025	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	1,369	2,586	3,958	21,759	19,944	11	-	49,627
Intersegment sales	8,862	1,869	701	7,006	177	32	(18,647)	-
Excise taxes	-	-	-	(254)	(4,697)	-	-	(4,951)
Revenues from sales	10,231	4,455	4,659	28,511	15,424	43	(18,647)	44,676
Operating expenses	(4,577)	(3,632)	(4,479)	(27,995)	(14,751)	(302)	18,647	(37,089)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,978)	(397)	(108)	(520)	(224)	(31)	-	(3,258)
Net income (loss) from equity affiliates and other items	58	578	340	(42)	113	(35)	-	1,012
Tax on net operating income	(1,793)	(166)	(27)	(12)	(168)	57	-	(2,109)
Adjustments (a)	(33)	(203)	(189)	(447)	(18)	(23)	-	(913)
Adjusted net operating income	1,974	1,041	574	389	412	(245)	-	4,145
Adjustments (a)								(913)
Net cost of net debt								(486)
Non-controlling interests								(59)
Net income - TotalEnergies share								2,687

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

The management of balance sheet positions (including margin calls) related to centralized markets access for LNG, gas and power activities has been fully included in the Integrated LNG segment.

Effects of changes in the fair value of gas and LNG positions are allocated to the net operating income of Integrated LNG segment.

Effects of changes in the fair value of power positions are allocated to the net operating income of Integrated Power segment.

2nd quarter 2025	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	3,186	877	2,503	351	234	86	-	7,237
Total divestments	80	25	347	42	38	16	-	548
Cash flow from operating activities	3,675	539	799	887	628	(568)	-	5,960

3.2) Adjustment items

The main adjustment items for the first six months of 2026 are the following:

1)	An “Inventory valuation effect” amounting to $1,253 million in net operating income for the Refining & Chemicals and Marketing & Services segments;
2)	An “Effect of changes in fair value” amounting to $(91) million in net operating income for the Integrated LNG and Integrated Power segments;
3)

"Asset impairment and provisions charges" of $(1,148) million in net operating income notably linked to the agreements with US federal authorities related to offshore wind leases and to the strategic review of the renewables portfolio outside key focus markets;

4)	“Gains on disposals of assets" for an amount of $235 million in net operating income mainly related to the creation of NEO NEXT+ in the UK.

The detail of the adjustment items is presented in the table below.

ADJUSTMENTS TO NET OPERATING INCOME

		Exploration			Refining	Marketing
		&	Integrated	Integrated	&	&
(M$)		Production	LNG	Power	Chemicals	Services	Corporate	Total
2nd quarter 2026	Inventory valuation effect	-	–	–	(215)	(83)	–	(298)
	Effect of changes in fair value	-	49	(80)	–	–	–	(31)
	Restructuring charges	(7)	–	–	–	(23)	–	(30)
	Asset impairment and provisions charges	-	–	–	–	–	–	–
	Gains (losses) on disposals of assets	-	–	–	–	(17)	–	(17)
	Other items	-	–	(9)	(164)	–	(48)	(221)
Total		(7)	49	(89)	(379)	(123)	(48)	(597)
2nd quarter 2025	Inventory valuation effect	-	–	–	(251)	(18)	–	(269)
	Effect of changes in fair value	-	(107)	(176)	–	–	–	(283)
	Restructuring charges	-	–	–	–	–	–	–
	Asset impairment and provisions charges	-	–	(13)	(196)	–	–	(209)
	Gains (losses) on disposals of assets	-	–	–	–	–	–	–
	Other items	(33)	(96)	–	–	–	(23)	(152)
Total		(33)	(203)	(189)	(447)	(18)	(23)	(913)
1st semester 2026	Inventory valuation effect	-	–	–	959	294	–	1,253
	Effect of changes in fair value	-	42	(133)	–	–	–	(91)
	Restructuring charges	(7)	–	(6)	(16)	(23)	–	(52)
	Asset impairment and provisions charges	-	–	(1,057)	(6)	(85)	–	(1,148)
	Gains (losses) on disposals of assets	252	–	–	–	(17)	–	235
	Other items	-	(7)	(9)	(231)	(16)	(71)	(334)
Total		245	35	(1,205)	706	153	(71)	(137)
1st semester 2025	Inventory valuation effect	-	–	–	(304)	(43)	–	(347)
	Effect of changes in fair value	-	(118)	(320)	–	–	–	(438)
	Restructuring charges	-	–	–	–	–	–	–
	Asset impairment and provisions charges	-	–	(13)	(196)	–	–	(209)
	Gains (losses) on disposals of assets	-	–	–	–	–	–	–
	Other items	(133)	(96)	–	–	–	(45)	(274)
Total		(133)	(214)	(333)	(500)	(43)	(45)	(1,268)